Supplemental Guarantor Financial Information - Additional Information (Detail) - Constant Contact, Inc. [Member] - Senior Notes Due 2024 [Member] - USD ($) $ in Millions	Feb. 09, 2016	Oct. 30, 2015
Condensed Financial Statements, Captions [Line Items]
Senior Notes due		$ 350.0
Interest rate on senior notes		10.875%
Subsequent Event [Member]
Condensed Financial Statements, Captions [Line Items]
Senior Notes due	$ 350.0
Interest rate on senior notes	10.875%